Annual Total Returns [BarChart] - T.Rowe Price Small Cap Growth Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.77%
Annual Return 2012	16.18%
Annual Return 2013	44.55%
Annual Return 2014	6.91%
Annual Return 2015	2.71%
Annual Return 2016	11.74%
Annual Return 2017	22.88%
Annual Return 2018	(6.55%)
Annual Return 2019	33.16%
Annual Return 2020	24.34%